SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Equity Classified Awards [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding | shares	979,184
Weighted average exercise price, Outstanding	$ 6.55
Weighted average remaining contractual life, Outstanding beginning	7 years 6 months
Aggregate Intrinsic Value, Outstanding | $
Number of options, Granted | shares	7,500
Weighted average exercise price, Granted	$ 2.76
Weighted average remaining contractual life, Granted	9 years 6 months
Aggregate Intrinsic Value, Outstanding Granted
Number of options, Forfeited | shares	(106,067)
Weighted average exercise price, Forfeited	$ 12.12
Weighted average remaining contractual life, Forfeited	6 years
Aggregate Intrinsic Value, Outstanding Forfeited
Number of options, Outstanding | shares	880,617
Weighted average exercise price, Outstanding	$ 6.06
Weighted average remaining contractual life, Outstanding ending	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding | $
Number of options, Exercisable | shares	497,843
Weighted average exercise price, Exercisable	$ 8.01
Weighted average remaining contractual life, Exercisable	5 years 9 months 18 days
Aggregate Intrinsic Value, Exercisable | $